SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. Subsequent Events

     The Companies have evaluated and disclosed subsequent events from July 31, 2013 through the issuance date of the Form 10-Q.

     On August 23, 2013, the Companies terminated the concession lease agreement for the Lake Mountain Club with Appletree Management Group effective October 31, 2013.  On August 23, 2013, the Companies entered into a concession lease agreement for the Lake Mountain Club with Boulder View Tavern, Inc.  According to the terms of the agreement, the lease with Boulder View Tavern, Inc. becomes effective on November 1, 2013 and terminates November 30, 2018 unless renewed or terminated.

     On August 29, 2013, the Companies entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which Big Boulder will be merged with and into Blue Ridge (the “Merger”). As a result of the Merger, the separate corporate existence of Big Boulder will cease and Blue Ridge will continue as the surviving corporation in the Merger.

     As a result of the Merger and the reverse stock split, each shareholder of the Companies will receive one post-Merger Blue Ridge common share for one combined pre-Merger Blue Ridge common share and Big Boulder common share.  Upon completion of the Merger, the Security Combination Agreement will be terminated.

     Under the Merger Agreement, at any time on or before the effective time of the Merger, the boards of directors and shareholders of the Companies may mutually agree to terminate the Merger Agreement, notwithstanding approval and adoption of the Merger Agreement by the boards of directors and/or the shareholders.

Completion of the Merger is subject to the satisfaction of the following conditions:

•the approval and adoption of the Merger Agreement by the shareholders of each of Blue Ridge and Big Boulder;

•absence of any injunction, decree, order, statute, rule or regulation by a court or other governmental entity that makes unlawful or prohibits the consummation of the Merger;

•effectiveness of a registration statement on Form S-4 that Blue Ridge will file with the Securities and Exchange Commission (the “SEC”) in connection with the Merger and the absence of a stop order or proceedings threatened or initiated by the SEC for that purpose; and

•the receipt by Blue Ridge and Big Boulder of an opinion from Morgan, Lewis & Bockius LLP, dated as of the closing date of the Merger, to the effect that each of the Merger and the reverse stock split should be treated for U.S. federal income tax purposes as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

     Upon completion of the Merger, the directors of the Companies will continue to serve on the board of directors of Blue Ridge, and the executive officers of the Companies will continue to serve Blue Ridge in the same capacity.

     In connection with the proposed Merger, on August 30, 2013 Blue Ridge filed a registration statement on Form S-4 with the SEC. The registration statement includes the joint proxy statement for Blue Ridge and Big Boulder, which also constitutes a prospectus of Blue Ridge. Once the joint proxy statement/prospectus is declared effective by the SEC, it will be mailed to the shareholders of Blue Ridge and Big Boulder. Shareholders of Blue Ridge and Big Bolder are urged to read the joint proxy statement/prospectus and the other relevant materials when they become available because they will contain important information about Blue Ridge, Big Boulder and the Merger.

     The joint proxy statement/prospectus and other relevant materials (when they become available), and any other documents filed by Blue Ridge and Big Boulder with the SEC, may be obtained free of charge at the SEC’s Web site at http://www.sec.gov. In addition, shareholders may obtain free copies of the documents filed with the SEC by the Companies by contacting the Corporate Secretary, Blue Ridge Real Estate Company and Big Boulder Corporation, Route 940 and Moseywood Road, P.O. Box 707, Blakeslee, Pennsylvania 18610, telephone (570) 443-8433 or from the Companies’ web site at http://www.brreco.com/investor.asp.

21. SUBSEQUENT EVENTS: The Companies have evaluated subsequent events thru the issuance of the financial statements.